CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Revenues and other
Oil, natural gas and natural gas liquids sales	$ 348,895	$ 240,707
Gains (losses) on oil and natural gas derivatives	2,031	(369,476)
Marketing revenues	1,290	1,173
Other revenues	1,874	1,123
Total revenues	354,090	(126,473)
Expenses
Lease operating expenses	71,636	45,901
Transportation expenses	10,562	5,855
Marketing expenses	692	809
General and administrative expenses	43,321	30,560
Exploration costs	410	445
Bad debt expenses	16	(38)
Depreciation, depletion and amortization	117,276	66,366
Taxes, other than income taxes	25,195	15,727
Losses on sale of assets and other, net	1,478	614
Total expenses	270,586	166,239
Other income and (expenses)
Loss on extinguishment of debt	0	(84,562)
Interest expense, net of amounts capitalized	(77,519)	(63,464)
Other, net	(3,269)	(1,746)
Total other income and (expenses)	(80,788)	(149,772)
Income (loss) before income taxes	2,716	(442,484)
Income tax expense	(8,918)	(4,198)
Net loss	$ (6,202)	$ (446,682)
Net loss per unit
Basic	$ (0.04)	$ (2.75)
Diluted	$ (0.04)	$ (2.75)
Weighted average units outstanding
Basic	193,256	163,107
Diluted	193,256	163,107
Distributions declared per unit	$ 0.69	$ 0.66